Unaudited Interim Condensed Financial Information of the Parent Company - Schedule of Unaudited Interim Condensed Balance Sheets (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents		$ 779,367	$ 1,490,129	$ 1,809,154
Total Current Assets		23,883,073	4,088,438
Non-current assets:
Other non-current assets		23,529	600,000
Total Non-current Assets		2,692,787	5,007,858
Total Assets		26,575,860	9,096,296
Current Liabilities
Accounts payable		16,256	66,882
Total Current Liabilities		1,373,163	462,817
Total Liabilities		1,922,626	969,832
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
Statutory reserves		89,685	89,685
Accumulated deficit		(11,476,168)	(5,620,752)
Accumulated other comprehensive loss		(42,344)	(48,168)
Total iTonic Holdings Ltd shareholders’ equity		23,574,518	6,122,967
Total Liabilities and Shareholders’ Equity		26,575,860	9,096,296
Related Party [Member]
Current assets
Advance to related party		0	16,203
Parent [Member]
Current assets
Cash and cash equivalents		650,425	1,179,880
Financial assets held for trading		1,435,901	1,435,901
Other current assets		20,606,000	530,000
Total Current Assets		22,712,290	3,165,745
Non-current assets:
Investment in subsidiary		933,263	2,483,593
Other non-current assets			600,000
Total Non-current Assets		933,263	3,083,593
Total Assets		23,645,553	6,249,338
Current Liabilities
Accounts payable			55,336
Due to subsidiary		71,035	71,035
Total Current Liabilities		71,035	126,371
Total Liabilities		71,035	126,371
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
Additional paid-in capital		34,991,640	11,700,497
Statutory reserves		89,685	89,685
Accumulated deficit		(11,476,168)	(5,620,752)
Accumulated other comprehensive loss		(42,344)	(48,168)
Total iTonic Holdings Ltd shareholders’ equity		23,574,518	6,122,967
Total Liabilities and Shareholders’ Equity		23,645,553	6,249,338
Parent [Member] | Related Party [Member]
Current assets
Advance to related party		19,964	19,964
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value		10,938	938
Class A Ordinary Shares [Member] | Parent [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	10,938	938
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value		767	767
Class B Ordinary Shares [Member] | Parent [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	$ 767	$ 767

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.